Total
Government Select Series
Government Select Series Institutional Class
Investment Objective
To provide high current income consistent with stability, safety of principal, and liquidity, and to maintain a stable net asset value of $1.00 per share.
Fees and Expenses

These are the fees and expenses you may pay when you buy, hold and sell shares of the Institutional Class of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Government Select Series Institutional Class
Management fees	0.09%
Distribution (12b-1) fees	none
Other expenses:	0.11%
Transfer agent fees	0.08%
Other operating expenses	0.03%
Total Annual Fund Operating Expenses	0.20%	[1]
[1]	Pursuant to a fee deferral agreement with the Trust, the Adviser may, but is not obligated to, reduce the investment advisory, administration or transfer agent fees payable to it by any share class of the Portfolio to help the Portfolio, or class thereof, as applicable, achieve a more competitive yield. Any fee reduction may be recouped by the Adviser for a period of up to three years following the reduction, but only when the monthly distribution yield of the applicable share class for the calendar month preceding recoupment exceeds 0.50% per annum and provided that the amount of recoupment in any month may not exceed 15% of the aggregate fees that otherwise would be payable to the Adviser for such month.

Expense Example

This example is intended to help you compare the cost of investing in shares of the Institutional Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of the period. The example also assumes that you earn a 5% return each year on your investment and that the operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	1 year	3 years	5 years	10 years
Government Select Series | Institutional Class | USD ($)	21	64	113	255

Principal Investment Strategies

The Portfolio invests at least 99.5% of its total assets in cash and the following instruments:

•	Securities issued or guaranteed as to principal or interest by the U.S. government or by its agencies or instrumentalities, including obligations of U.S. banks guaranteed by letters of credit issued by such agencies or instrumentalities;

•	Repurchase agreements for securities of the U.S. government, or its agencies or instrumentalities, that are collateralized fully; and

•	Shares of other government money market mutual funds.

In addition, under normal market conditions, the Portfolio invests at least 80% of its net assets in U.S. government securities (including securities issued or guaranteed by the U.S. government or its agencies or instrumentalities), repurchase agreements that are collateralized fully by U.S. government securities and shares of other government money market mutual funds.

The Portfolio maintains a dollar-weighted average portfolio maturity of no more than 60 days and a dollar-weighted life (final maturity, disregarding interest rate adjustments) of no more than 120 days.

Principal Investment Risks

Although the Portfolio invests exclusively in high-quality securities, an investment in the Portfolio – like an investment in any money market fund – is subject to certain risks, such as:

•	Interest Rate Risk When short-term interest rates fall, the Portfolio’s yield is likely to fall. When interest rates rise, the values of obligations held by the Portfolio may decline. If the rise is sharp or unexpected, the Portfolio’s share price could fall.

•	Credit Risk The issuer of an obligation could fail to pay interest and principal in a timely manner. The credit quality of the Portfolio’s holdings could change rapidly in certain markets, and the default or decline in credit quality of even a single holding could cause the Portfolio’s share price to fall.

•	Government Securities Risk For U.S. government or agency securities not backed by the full faith and credit of the United States (including obligations guaranteed by an agency or instrumentality of the U.S. government), there is no guarantee that the government will intervene in the event of any loss or default.

•	Management Risk Performance could be hurt by decisions made by the Adviser, such as choice of investments and timing of buy/sell decisions.

You could lose money by investing in the Portfolio. Although the Portfolio seeks to maintain the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Adviser has no legal obligation to provide financial support to the Portfolio, and you should not expect that it will provide financial support to the Portfolio at any time.

Performance

The following information illustrates how Institutional Class Shares have performed over time. Prior to October 3, 2016, the Portfolio was known as Prime Series and, in addition to investing in U.S. government securities, it invested in obligations of U.S. companies, financial institutions and U.S. municipalities. The performance information that follows for dates prior to October 3, 2016 reflects the returns of Prime Series before it began to operate as a government money market fund. For current yield information, call (800) 338-3383. Returns for other classes of shares were different and are not shown here. Past performance does not indicate future results and yields will vary.

Year-by-Year Total Return (shown for calendar years) (%) Institutional Class Shares

Highest Quarter Return: Q2 2019 0.57% Lowest Quarter Return: Q4 2020 0.01% YTD Return as of 9/30/21 (not annualized): 0.02%
Average Annual Total Return (%) (for the periods ended December 31, 2020) Institutional Class Shares
Average Annual Returns	1 Year	5 Years	10 Years	Since Inception		Inception Date
Government Select Series | Institutional Class	0.42%	1.06%	0.59%	0.59%	[1]	Sep. 29, 2008
[1]	Institutional Class Shares inception: 9/29/08